LONG TERM DEBT (Narrative) (Details)	Jan. 31, 2021
Mortgage on building
Long term debt [Line Items]
Borrowings, interest rate	4.50%
Equipment and Vehicle loans | Minimum
Long term debt [Line Items]
Borrowings, interest rate	5.59%
Equipment and Vehicle loans | Maximum
Long term debt [Line Items]
Borrowings, interest rate	19.90%